Other assets_Details of other assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Other assests [Line Items]
Total	₩ 233,646	$ 202,204	₩ 197,653
Prepaid expenses
Other assests [Line Items]
Total	135,010		161,129
Advance payments
Other assests [Line Items]
Total	78,306		18,467
Others
Other assests [Line Items]
Total	₩ 20,330		₩ 18,057